Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	¥ 211,206	$ 32,369	¥ 204,008	¥ 202,325
Cost of Revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	21,372	3,276	15,508	16,112
Sales and Marketing Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	40,103	6,146	46,081	61,599
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	55,868	8,562	62,884	55,992
Product Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	¥ 93,863	$ 14,385	¥ 79,535	¥ 68,622